Employee benefit obligations	6 Months Ended
Jun. 30, 2022
Employee benefit obligations.
Employee benefit obligations

11.   Employee benefit obligations

Employee benefit obligations at June 30, 2022 have been reviewed in respect of the latest discount rates, inflation rates and asset valuations. A re-measurement gain of $24 million and $52 million (2021: gain of $1 million and $16 million)  has been recognized in the unaudited consolidated interim statement of comprehensive income for the three and six months ended June 30, 2022, respectively.

The re-measurement gain recognized for the three months ended June 30, 2022 consisted of a decrease in the obligations of $83 million (2021: increase of $12 million), partly offset by a decrease in asset valuations of $59 million (2021: increase of $13 million).

The re-measurement gain recognized for the six months ended June 30, 2022 consisted of a decrease in the obligations of $147 million (2021: decrease of $38 million), partly offset by a decrease in asset valuations of $95 million (2021: decrease of $22 million).